Fees Summary	Apr. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 145,250,000.00
Previously Paid Amount	17,866.68
Total Fee Amount	20,059.03
Total Offset Amount	0.00
Net Fee	$ 2,192.35
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A